Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost	$ 23,820	$ 20,459	$ 20,316
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	5,806	5,927	6,530
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	4,002	4,165	4,321
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	2,990	2,893	3,086
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	11,022	7,474	6,379
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	23,932	20,651	20,743	[1]
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	5,859	6,011	6,681	[1]
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	4,074	4,256	4,462	[1]
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	3,006	2,915	3,131	[1]
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	$ 10,993	$ 7,469	$ 6,469	[1]

[1]	Balances are net of impairment allowances of nil (January 31, 2019 - nil; October 31, 2018 - $1).